Business Combinations (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pending Acquisition [Member]	Dec. 31, 2011 Acquisitions of insurance brokerage businesses [Member]	Dec. 31, 2010 Acquisitions of insurance brokerage businesses [Member]	Dec. 31, 2012 EverKey Global Partners Limited/EverKey Global Management LLC/EverKey Global Partners (GP), LLC/EverKey Global Focus (GP), LLC - Bahamas/New York, New York [Member]	Dec. 31, 2012 Burdale Financial Holdings Limited/Certain Assets of Burdale Capital Finance, Inc. - England/Stamford, Connecticut [Member]	Dec. 31, 2012 Energy Lending Business of BNP Paribas, SA - Houston, Texas [Member]	Dec. 31, 2012 Merlin Securities, LLC/Merlin Canada LTD./Certain Assets & Liabilities of Merlin Group Holdings, LLC - San Francisco, California/Toronto, Ontario [Member]	Dec. 31, 2011 CP Equity, LLC - Denver, Colorado [Member]	Dec. 31, 2011 Certain assets of Foreign Current Exchange Corp - Orlando, Florida [Member]	Dec. 31, 2011 LaCrosse Holdings, LLC - Minneapolis, Minnesota [Member]	Dec. 31, 2010 Certain assets of GMAC Commercial Finance, LLC - New York, New York [Member]
Business Acquisition [Line Items]
Date							Jan. 01, 2012	Feb. 01, 2012	Apr. 20, 2012	Aug. 01, 2012	Jul. 01, 2011	Aug. 01, 2011	Nov. 30, 2011	Apr. 30, 2010
Various Dates					Various	Various
Business Acquisition, Number Completed during period				0	7	5
Business Acquisition, Purchase Price Allocation, Assets Acquired	$ 4,801	$ 588	$ 470		$ 37	$ 40	$ 7	$ 874	$ 3,639	$ 281	$ 389	$ 46	$ 116	$ 430